UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 111.6%
Aerospace – 0.8%
BE Aerospace, Inc., 8.5%, 2018	$1,135,000	$1,234,275
Bombardier, Inc., 7.5%, 2018 (n)	1,285,000	1,365,313
Bombardier, Inc., 7.45%, 2034 (n)	210,000	196,875
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,220,000	982,100
Oshkosh Corp., 8.25%, 2017	370,000	386,650
Oshkosh Corp., 8.5%, 2020	435,000	455,663

		$4,620,876

Airlines – 0.4%
American Airlines Pass-Through Trust, 7.377%, 2019	$617,956	$525,263
Continental Airlines, Inc., 7.339%, 2014	673,541	665,121
Continental Airlines, Inc., 7.25%, 2019	195,000	207,675
Delta Air Lines, Inc., 7.711%, 2011	415,000	424,836
GOL Finance LLP, 9.25%, 2020 (z)	569,000	576,113

		$2,399,008

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$820,000	$857,925
Phillips-Van Heusen Corp., 7.375%, 2020	605,000	630,713

		$1,488,638

Asset-Backed & Securitized – 6.2%
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045 (d)(z)	$2,000,000	$130,000
Banc of America Commercial Mortgage, Inc., FRN, 5.842%, 2051	2,000,000	2,085,618
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,105,428	1,085,186
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040 (z)	3,072,035	1,293,941
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	390,311	83,142
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,160,000	991,688
Crest Ltd., CDO, 7%, 2040	2,035,000	101,750
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,269,869	1,316,751
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	1,926,267	1,973,207
Falcon Franchise Loan LLC, FRN, 3.277%, 2025 (i)(z)	5,265,214	424,903
First Union National Bank Commercial Mortgage Trust, FRN, 0.884%, 2043 (i)(n)	22,047,134	66,371
First Union-Lehman Brothers Bank of America, FRN, 0.427%, 2035 (i)	18,079,987	335,514
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,070,464	1,125,468
GMAC LLC, FRN, 6.02%, 2033 (z)	2,542,000	2,491,825
GMAC LLC, FRN, 7.635%, 2034 (n)	1,853,000	1,701,414
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,590,000	1,681,512
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,130,000	2,133,426
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,590,000	1,671,327
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.873%, 2045	1,590,000	1,730,392
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	2,000,000	2,026,314
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.061%, 2051	270,000	79,270
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.875%, 2030 (i)	4,007,820	103,846
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	270,000	84,200
Morgan Stanley Capital I, Inc., FRN, 1.242%, 2039 (i)(z)	12,521,489	413,209
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	2,490,000	2,487,587
Prudential Securities Secured Financing Corp., FRN, 7.274%, 2013 (z)	2,581,000	2,499,391
Structured Asset Securities Corp., FRN, 4.67%, 2035	776,148	759,161
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,488,315
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	1,496,845	311,507
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	229,557	41,490
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	2,000,000	2,012,350

		$34,730,075

Automotive – 2.1%
Accuride Corp., 9.5%, 2018 (z)	$420,000	$428,400
Allison Transmission, Inc., 11%, 2015 (n)	1,830,000	1,967,250

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Automotive – continued
Ford Motor Credit Co. LLC, 12%, 2015		$5,631,000	$6,702,073
General Motors Corp., 7.125%, 2013 (d)		1,290,000	430,538
Goodyear Tire & Rubber Co., 9%, 2015		2,045,000	2,137,025
Goodyear Tire & Rubber Co., 10.5%, 2016		245,000	274,400

			$11,939,686

Basic Industry – 0.2%
TriMas Corp., 9.75%, 2017 (n)		$1,045,000	$1,067,206

Broadcasting – 2.3%
Allbritton Communications Co., 8%, 2018 (n)		$595,000	$593,513
Entravision Communications Corp., 8.75%, 2017 (z)		300,000	303,000
Gray Television, Inc., 10.5%, 2015 (n)		405,000	400,950
Inmarsat Finance PLC, 7.375%, 2017 (n)		1,160,000	1,189,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016		4,430,000	4,729,025
Lamar Media Corp., 6.625%, 2015		340,000	338,300
Local TV Finance LLC, 10%, 2015 (p)(z)		706,151	601,209
Newport Television LLC, 13%, 2017 (n)(p)		862,380	669,991
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		533,664	464,147
Nexstar Broadcasting Group, Inc., 7%, 2014		175,000	161,875
Salem Communications Corp., 9.625%, 2016		344,000	362,920
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		570,000	595,650
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		1,010,000	1,040,300
Univision Communications, Inc., 12%, 2014 (n)		490,000	537,775
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,039,895	897,646
Young Broadcasting, Inc., 8.75%, 2014 (d)		215,000	0

			$12,885,301

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 7.875%, 2015		$690,000	$658,950
E*TRADE Financial Corp., 12.5%, 2017		205,000	230,625
Janus Capital Group, Inc., 6.95%, 2017		2,555,000	2,622,968
Nuveen Investments, Inc., 10.5%, 2015		335,000	329,138

			$3,841,681

Building – 1.4%
Building Materials Holding Corp., 7%, 2020 (n)		$470,000	$473,525
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	660,000	817,996
CEMEX Finance LLC, 9.5%, 2016 (n)		$2,682,000	2,608,245
Masco Corp., 7.125%, 2020		505,000	514,251
Nortek, Inc., 11%, 2013		1,917,644	2,047,085
Owens Corning, 9%, 2019		735,000	873,083
Ply Gem Industries, Inc., 11.75%, 2013		585,000	621,563

			$7,955,748

Business Services – 1.4%
First Data Corp., 9.875%, 2015		$2,950,000	$2,374,750
Interactive Data Corp., 10.25%, 2018 (z)		375,000	388,125
Iron Mountain, Inc., 6.625%, 2016		1,250,000	1,253,125
Iron Mountain, Inc., 8.375%, 2021		420,000	446,250
SunGard Data Systems, Inc., 9.125%, 2013		1,510,000	1,543,975
SunGard Data Systems, Inc., 10.25%, 2015		1,020,000	1,071,000
Terremark Worldwide, Inc., 12%, 2017		705,000	803,700

			$7,880,925

Cable TV – 4.7%
Cablevision Systems Corp., 8.625%, 2017 (n)		$630,000	$676,463
CCH II LLC, 13.5%, 2016		745,000	884,688
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		300,000	314,250
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		675,000	713,813

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Charter Communications, Inc., 10.875%, 2014 (n)		$995,000	$1,114,400
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,875,304
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,431,000
CSC Holdings LLC, 8.5%, 2015		2,515,000	2,706,769
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,545,587
EchoStar Corp., 7.125%, 2016		1,765,000	1,813,538
Insight Communications Co., Inc., 9.375%, 2018 (z)		700,000	740,250
Mediacom LLC, 9.125%, 2019		1,325,000	1,344,875
Myriad International Holdings B.V., 6.375%, 2017 (z)		1,181,000	1,213,478
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,271,388
Time Warner Cable, Inc., 5%, 2020		2,630,000	2,756,137
Videotron LTEE, 6.875%, 2014		1,520,000	1,546,600
Virgin Media Finance PLC, 9.125%, 2016		1,720,000	1,849,000
Virgin Media Finance PLC, 9.5%, 2016		680,000	765,000

			$26,562,540

Chemicals – 2.6%
Ashland, Inc., 9.125%, 2017		$2,490,000	$2,829,263
Braskem S.A., 7%, 2020 (z)		1,357,000	1,370,570
Dow Chemical Co., 8.55%, 2019		1,500,000	1,873,310
Hexion Specialty Chemicals, Inc., 9.75%, 2014		830,000	826,888
Hexion U.S. Finance Corp., 8.875%, 2018		1,100,000	1,060,125
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	139,515
Lumena Resources Corp., 12%, 2014 (n)		$1,276,000	1,129,260
Lyondell Chemical Co., 11%, 2018		637,686	686,310
Momentive Performance Materials, Inc., 12.5%, 2014		1,438,000	1,627,986
Momentive Performance Materials, Inc., 11.5%, 2016		594,000	552,420
Mosaic Co., 7.625%, 2016 (n)		695,000	751,080
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	582,692
Solutia, Inc., 7.875%, 2020		1,175,000	1,238,156

			$14,667,575

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$2,038,304

Computer Software - Systems – 0.3%
Dupont Fabros Technology, Inc., 8.5%, 2017		$1,785,000	$1,898,794

Conglomerates – 0.4%
Actuant Corp., 6.875%, 2017		$1,495,000	$1,502,475
Amsted Industries, Inc., 8.125%, 2018 (z)		530,000	543,250

			$2,045,725

Construction – 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$477,000	$510,390
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (z)		377,000	408,103

			$918,493

Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015		$140,000	$155,400
ACCO Brands Corp., 7.625%, 2015		435,000	417,600
Central Garden & Pet Co., 8.25%, 2018		765,000	776,475
Easton-Bell Sports, Inc., 9.75%, 2016		490,000	515,725
Fortune Brands, Inc., 5.125%, 2011		1,179,000	1,199,117
Jarden Corp., 7.5%, 2017		1,440,000	1,479,600
Libbey Glass, Inc., 10%, 2015 (n)		740,000	788,100
Visant Holding Corp., 8.75%, 2013		670,000	683,400

			$6,015,417

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.5%
KAR Holdings, Inc., 10%, 2015	$1,700,000	$1,768,000
KAR Holdings, Inc., FRN, 4.465%, 2014	1,135,000	1,069,738
Service Corp. International, 7.375%, 2014	500,000	521,250
Service Corp. International, 7%, 2017	3,300,000	3,349,500
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,890,000	2,003,400

		$8,711,888

Containers – 1.0%
Crown Americas LLC, 7.75%, 2015	$1,215,000	$1,275,750
Graham Packaging Holdings Co., 9.875%, 2014	1,625,000	1,685,938
Greif, Inc., 6.75%, 2017	1,515,000	1,552,875
Owens-Illinois, Inc., 7.375%, 2016	550,000	589,875
Reynolds Group, 7.75%, 2016 (n)	470,000	491,150

		$5,595,588

Defense Electronics – 0.7%
L-3 Communications Corp., 6.375%, 2015	$2,790,000	$2,859,750
ManTech International Corp., 7.25%, 2018 (n)	610,000	622,200
MOOG, Inc., 7.25%, 2018	270,000	272,025

		$3,753,975

Electronics – 0.7%
Freescale Semiconductor, Inc., 8.875%, 2014	$865,000	$834,725
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	500,000	532,500
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	710,000	733,075
Jabil Circuit, Inc., 7.75%, 2016	1,345,000	1,445,875
NXP B.V., 7.875%, 2014	445,000	448,338
NXP B.V., 9.75%, 2018 (z)	107,000	112,618

		$4,107,131

Emerging Market Quasi-Sovereign – 7.6%
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	$738,000	$842,243
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	679,081
BNDES Participacoes S.A., 5.5%, 2020 (n)	277,000	288,773
Citic Resources Holdings Ltd., 6.75%, 2014	1,078,000	1,080,695
Ecopetrol S.A., 7.625%, 2019	821,000	960,570
Gaz Capital S.A., 8.125%, 2014 (n)	1,540,000	1,732,500
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	1,190,543
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,793,000	3,522,671
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	863,300
KazMunaiGaz Finance B.V., 7%, 2020 (n)	497,000	535,518
Majapahit Holding B.V., 7.25%, 2017	1,425,000	1,592,438
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,641,608
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,394,505
Majapahit Holding B.V., 7.75%, 2020 (n)	1,741,000	2,015,208
OAO Gazprom, 6.212%, 2016	1,886,000	1,956,914
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,421,314
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,907,241
Petroleos Mexicanos, 8%, 2019	1,382,000	1,672,220
Petroleos Mexicanos, 6%, 2020 (n)	1,610,000	1,718,675
Petroleos Mexicanos, 5.5%, 2021 (z)	994,000	1,022,826
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	558,110
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	870,000	843,900
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	1,529,000	1,541,232
Qtel International Finance Ltd., 7.875%, 2019 (n)	974,000	1,146,465
Qtel International Finance Ltd., 7.875%, 2019	112,000	131,832
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,008,000	2,238,920
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,459,000	2,858,814

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
State Bank of India, 4.5%, 2015 (z)		$1,197,000	$1,213,040
VEB Finance Ltd., 6.902%, 2020 (z)		1,384,000	1,462,196
VTB Capital S.A., 6.465%, 2015 (n)		1,445,000	1,486,616
Waha Aerospace B.V., 3.925%, 2020 (z)		1,457,000	1,461,954

			$42,981,922

Emerging Market Sovereign – 8.6%
Dominican Republic, 7.5%, 2021 (n)		$453,000	$476,783
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		1,888,000	722,160
Republic of Argentina, FRN, 0.389%, 2012		1,953,150	1,789,065
Republic of Argentina, FRN, 8.28%, 2033		3,953,412	3,063,894
Republic of Colombia, 7.375%, 2019		716,000	875,310
Republic of Colombia, 8.125%, 2024		679,000	872,515
Republic of Colombia, 7.375%, 2037		946,000	1,177,770
Republic of Indonesia, 0%, 2010	IDR	12,701,000,000	1,417,081
Republic of Indonesia, 6.875%, 2018		$1,676,000	1,960,920
Republic of Indonesia, 6.875%, 2018 (n)		516,000	603,720
Republic of Indonesia, 11.625%, 2019		733,000	1,103,165
Republic of Indonesia, 11.625%, 2019 (n)		872,000	1,312,360
Republic of Indonesia, 5.875%, 2020 (n)		684,000	755,820
Republic of Indonesia, 7.75%, 2038 (n)		1,559,000	1,991,623
Republic of Panama, 8.875%, 2027		1,273,000	1,772,653
Republic of Panama, 9.375%, 2029		1,746,000	2,527,335
Republic of Panama, 6.7%, 2036		265,000	310,050
Republic of Peru, 7.35%, 2025		544,000	680,000
Republic of Peru, 8.75%, 2033		2,935,000	4,182,375
Republic of Philippines, 9.375%, 2017		1,576,000	2,056,680
Republic of Philippines, 6.5%, 2020		1,686,000	1,949,522
Republic of Philippines, 6.375%, 2034		2,181,000	2,399,100
Republic of Serbia, 6.75%, 2024		793,633	769,824
Republic of South Africa, 5.5%, 2020		999,000	1,068,930
Republic of Turkey, 7%, 2019		1,953,000	2,245,950
Republic of Turkey, 5.625%, 2021		670,000	691,775
Republic of Venezuela, 5.75%, 2016		3,742,000	2,563,270
Republic of Venezuela, 7.65%, 2025		1,345,000	820,450
Republic of Vietnam, 6.75%, 2020		808,000	888,800
Russian Federation, 7.5%, 2030		2,071,840	2,402,713
Ukraine Government International, 6.58%, 2016		1,418,000	1,419,914
United Mexican States, 5.625%, 2017		1,364,000	1,508,925
United Mexican States, 5.95%, 2019		268,000	302,572

			$48,683,024

Energy - Independent – 3.8%
Anadarko Petroleum Corp., 5.95%, 2016		$625,000	$602,946
Anadarko Petroleum Corp., 8.7%, 2019		180,000	193,737
Anadarko Petroleum Corp., 6.45%, 2036		270,000	242,792
Anadarko Petroleum Corp., 6.2%, 2040		590,000	523,970
Chaparral Energy, Inc., 8.875%, 2017		1,200,000	1,158,000
Hilcorp Energy I LP, 9%, 2016 (n)		1,415,000	1,492,825
Newfield Exploration Co., 6.625%, 2014		435,000	445,875
Newfield Exploration Co., 6.625%, 2016		845,000	879,856
OPTI Canada, Inc., 8.25%, 2014		1,510,000	1,311,813
Penn Virginia Corp., 10.375%, 2016		1,610,000	1,771,000
Petrohawk Energy Corp., 10.5%, 2014		845,000	942,175
Pioneer Natural Resources Co., 6.875%, 2018		1,400,000	1,460,985
Pioneer Natural Resources Co., 7.5%, 2020		1,015,000	1,092,668
Plains Exploration & Production Co., 7%, 2017		2,225,000	2,199,969

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Quicksilver Resources, Inc., 8.25%, 2015	$1,120,000	$1,162,000
Quicksilver Resources, Inc., 9.125%, 2019	875,000	953,750
Range Resources Corp., 8%, 2019	960,000	1,029,600
Range Resources Corp., 6.75%, 2020	785,000	787,944
SandRidge Energy, Inc., 8%, 2018 (n)	1,470,000	1,470,000
Southwestern Energy Co., 7.5%, 2018	1,400,000	1,568,000

		$21,289,905

Energy - Integrated – 0.8%
CCL Finance Ltd., 9.5%, 2014 (n)	$2,118,000	$2,467,470
CCL Finance Ltd., 9.5%, 2014	471,000	548,715
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,327,000	1,459,700

		$4,475,885

Entertainment – 0.8%
AMC Entertainment, Inc., 11%, 2016	$1,895,000	$2,027,650
AMC Entertainment, Inc., 8.75%, 2019	890,000	934,500
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,268,800

		$4,230,950

Financial Institutions – 2.7%
CIT Group, Inc., 7%, 2014	$1,090,000	$1,060,025
CIT Group, Inc., 7%, 2017	3,600,000	3,393,000
CIT Group, Inc., 10.25%, 2017	1,485,000	1,536,975
GMAC, Inc., 6.75%, 2014	2,730,000	2,716,350
GMAC, Inc., 8%, 2031	1,853,000	1,808,991
International Lease Finance Corp., 5.875%, 2013	1,248,000	1,194,960
International Lease Finance Corp., 5.625%, 2013	1,430,000	1,351,350
International Lease Finance Corp., 8.75%, 2017 (n)	1,725,000	1,759,500
Nationstar Mortgage LLC, 10.875%, 2015 (z)	390,000	326,138

		$15,147,289

Food & Beverages – 2.5%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$2,000,000	$2,490,782
ARAMARK Corp., 8.5%, 2015	1,495,000	1,545,456
B&G Foods, Inc., 7.625%, 2018	615,000	635,756
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	1,310,000	1,336,200
Constellation Brands, Inc., 7.25%, 2016	1,615,000	1,683,638
Del Monte Foods Co., 6.75%, 2015	1,825,000	1,870,625
Pinnacle Foods Finance LLC, 9.25%, 2015	1,115,000	1,152,631
Smithfield Foods, Inc., 7.75%, 2017	615,000	600,394
TreeHouse Foods, Inc., 7.75%, 2018	945,000	998,156
Tyson Foods, Inc., 7.85%, 2016	1,520,000	1,677,700

		$13,991,338

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016	$1,300,000	$1,502,862

Forest & Paper Products – 1.8%
Boise, Inc., 8%, 2020	$1,100,000	$1,138,500
Buckeye Technologies, Inc., 8.5%, 2013	507,000	514,605
Cascades, Inc., 7.75%, 2017	1,025,000	1,066,000
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	700,000	728,000
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,395,000	2,493,794
Georgia-Pacific Corp., 8%, 2024	890,000	970,100
Georgia-Pacific Corp., 7.25%, 2028	270,000	268,650
Graphic Packaging International Corp., 9.5%, 2013	696,000	708,180
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)	262,000	234,490
JSG Funding PLC, 7.75%, 2015	65,000	65,650
Sappi Papier Holding GmbH, 6.75%, 2012 (z)	265,000	264,669

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	$805,347
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	135,683
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	902,868

			$10,296,536

Gaming & Lodging – 3.1%
Ameristar Casinos, Inc., 9.25%, 2014		$920,000	$982,100
FelCor Lodging Trust, Inc., 10%, 2014		340,000	362,100
Firekeepers Development Authority, 13.875%, 2015 (n)		360,000	421,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	1,013
Gaylord Entertainment Co., 6.75%, 2014		1,535,000	1,473,600
GWR Operating Partnership LLP, 10.875%, 2017 (n)		710,000	718,875
Harrah’s Operating Co., Inc., 11.25%, 2017		1,500,000	1,620,000
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,683
Harrah’s Operating Co., Inc., 10%, 2018		490,000	412,213
Host Hotels & Resorts, Inc., 6.75%, 2016		990,000	1,004,850
Host Hotels & Resorts, Inc., 9%, 2017		805,000	883,488
MGM Mirage, 10.375%, 2014		190,000	209,950
MGM Mirage, 11.125%, 2017		470,000	533,450
MGM Mirage, 11.375%, 2018 (n)		730,000	689,850
MGM Mirage, 9%, 2020 (n)		860,000	903,000
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,624,975
Pinnacle Entertainment, Inc., 7.5%, 2015		720,000	698,400
Royal Caribbean Cruises Ltd., 7%, 2013		320,000	327,200
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,190,000	1,404,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,012,275
Station Casinos, Inc., 6%, 2012 (d)		1,080,000	21,600
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	813
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	1,784
Wyndham Worldwide Corp., 6%, 2016		1,415,000	1,434,473
Wynn Las Vegas LLC, 7.75%, 2020 (z)		495,000	501,806

			$17,244,898

Industrial – 0.8%
Altra Holdings, Inc., 8.125%, 2016		$595,000	$600,206
Aquilex Corp., 11.125%, 2016 (n)		270,000	278,100
Baldor Electric Co., 8.625%, 2017		1,760,000	1,865,600
Great Lakes Dredge & Dock Corp., 7.75%, 2013		725,000	734,063
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		720,000	756,000
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)		480,000	484,800

			$4,718,769

Insurance – 2.0%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,336,320
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	178,792
American International Group, Inc., 8.175%, to 2038, FRN to 2058		$1,825,000	1,578,625
ING Groep N.V., 5.775% to 2015, FRN to 2049		4,595,000	3,744,925
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	1,695,000
Unum Group, 7.125%, 2016		1,829,000	2,012,571

			$11,546,233

Insurance - Property & Casualty – 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$1,615,000	$1,768,425
USI Holdings Corp., FRN, 4.251%, 2014 (n)		1,495,000	1,255,800
XL Group PLC, FRN, 6.5%, 2049		775,000	589,000
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,102,100
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		146,000	129,922

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		$680,000	$618,800

			$6,464,047

International Market Quasi-Sovereign – 0.8%
Bank of Ireland, 2.75%, 2012 (n)		$1,520,000	$1,512,914
Canada Housing Trust, 4.6%, 2011 (n)	CAD	294,000	296,534
Irish Life & Permanent PLC, 3.6%, 2013 (n)		$2,500,000	2,504,325

			$4,313,773

International Market Sovereign – 6.4%
Federal Republic of Germany, 3.75%, 2015	EUR	1,265,000	$1,800,641
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	903,422
Government of Canada, 4.5%, 2015	CAD	531,000	568,726
Government of Canada, 5.75%, 2033	CAD	96,000	122,393
Government of Japan, 1.5%, 2012	JPY	318,000,000	3,773,921
Government of Japan, 1.3%, 2014	JPY	131,000,000	1,580,232
Government of Japan, 1.7%, 2017	JPY	372,600,000	4,636,646
Government of Japan, 2.2%, 2027	JPY	358,200,000	4,493,900
Kingdom of Belgium, 5.5%, 2017	EUR	218,000	332,723
Kingdom of Spain, 4.6%, 2019	EUR	379,000	513,641
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	301,269
Kingdom of the Netherlands, 3.75%, 2014	EUR	770,000	1,089,129
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	437,834
Republic of Austria, 4.65%, 2018	EUR	774,000	1,141,204
Republic of Finland, 3.875%, 2017	EUR	531,000	757,447
Republic of France, 4.75%, 2012	EUR	406,000	572,331
Republic of France, 4.75%, 2035	EUR	789,000	1,215,624
Republic of Ireland, 4.6%, 2016	EUR	939,000	1,251,998
Republic of Italy, 4.75%, 2013	EUR	3,231,000	4,484,750
Republic of Italy, 5.25%, 2017	EUR	1,903,000	2,779,715
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,906,559
United Kingdom Treasury, 8%, 2021	GBP	304,000	675,997
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	674,212

			$36,014,314

Machinery & Tools – 0.6%
Case Corp., 7.25%, 2016		$1,065,000	$1,112,925
Case New Holland, Inc., 7.875%, 2017 (n)		1,275,000	1,335,563
Rental Service Corp., 9.5%, 2014		865,000	888,788

			$3,337,276

Major Banks – 2.9%
Bank of America Corp., 5.65%, 2018		$2,000,000	$2,093,648
Bank of America Corp., 8% to 2018, FRN to 2049		3,040,000	3,059,365
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		2,099,000	1,826,130
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	130,315
Credit Suisse (USA), Inc., 6%, 2018		$1,500,000	1,630,314
Goldman Sachs Group, Inc., 7.5%, 2019		2,000,000	2,323,842
JPMorgan Chase Capital XXII, 6.45%, 2037		324,000	316,873
JPMorgan Chase Capital XXVII, 7%, 2039		85,000	87,984
Morgan Stanley, 6.625%, 2018		2,000,000	2,175,138
National Westminster Bank PLC, FRN, 2.932%, 2049	EUR	330,000	335,431
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$435,000	295,800
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		1,545,000	1,293,938
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	992,941

			$16,561,719

Medical & Health Technology & Services – 5.2%
Biomet, Inc., 10%, 2017		$560,000	$620,200

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Biomet, Inc., 11.625%, 2017	$925,000	$1,037,156
Capella Healthcare, Inc., 9.25%, 2017 (n)	250,000	261,250
Community Health Systems, Inc., 8.875%, 2015	2,955,000	3,095,363
Cooper Cos., Inc., 7.125%, 2015	1,020,000	1,016,175
Dasa Finance Corp., 8.75%, 2018	800,000	868,000
DaVita, Inc., 6.625%, 2013	154,000	156,118
DaVita, Inc., 7.25%, 2015	1,356,000	1,391,595
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	875,000	980,000
HCA, Inc., 8.75%, 2010	1,220,000	1,223,660
HCA, Inc., 9.25%, 2016	4,555,000	4,919,400
HCA, Inc., 8.5%, 2019	765,000	845,325
HealthSouth Corp., 8.125%, 2020	2,200,000	2,233,000
Owens & Minor, Inc., 6.35%, 2016	1,420,000	1,442,341
Psychiatric Solutions, Inc., 7.75%, 2015	410,000	423,325
Psychiatric Solutions, Inc., 7.75%, 2015	440,000	454,850
Tenet Healthcare Corp., 9.25%, 2015	1,560,000	1,649,700
U.S. Oncology, Inc., 10.75%, 2014	1,090,000	1,130,875
United Surgical Partners International, Inc., 8.875%, 2017	560,000	574,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	650,000	669,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,640,000	1,660,500
Vanguard Health Systems, Inc., 8%, 2018	965,000	965,000
VWR Funding, Inc., 10.25%, 2015 (p)	1,415,000	1,460,988

		$29,078,321

Metals & Mining – 3.1%
Arch Western Finance LLC, 6.75%, 2013	$1,410,000	$1,417,050
Berau Capital Resources, 12.5%, 2015 (z)	235,000	247,808
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	855,000	893,475
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	895,000	939,750
CONSOL Energy, Inc., 8%, 2017 (n)	755,000	802,188
CONSOL Energy, Inc., 8.25%, 2020 (n)	505,000	542,875
FMG Finance Ltd., 10.625%, 2016 (n)	960,000	1,094,400
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,433,511
Metinvest B.V., 10.25%, 2015 (n)	402,000	415,065
Peabody Energy Corp., 5.875%, 2016	1,420,000	1,437,750
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	213,000	219,390
Southern Copper Corp., 5.375%, 2020	220,000	226,314
Southern Copper Corp., 7.5%, 2035	2,746,000	3,095,115
Southern Copper Corp., 6.75%, 2040	744,000	781,601
Teck Resources Ltd., 9.75%, 2014	985,000	1,197,348
Teck Resources Ltd., 10.25%, 2016	745,000	901,450
Teck Resources Ltd., 10.75%, 2019	750,000	936,600
U.S. Steel Corp., 7.375%, 2020	760,000	761,900

		$17,343,590

Natural Gas - Distribution – 0.6%
AmeriGas Partners LP, 7.25%, 2015	$1,830,000	$1,889,475
Ferrellgas Partners LP, 8.625%, 2020	895,000	935,275
Inergy LP, 6.875%, 2014	650,000	653,250

		$3,478,000

Natural Gas - Pipeline – 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,150,000	$1,141,375
Atlas Pipeline Partners LP, 8.75%, 2018	375,000	373,125
CenterPoint Energy, Inc., 7.875%, 2013	1,250,000	1,441,790
Crosstex Energy, Inc., 8.875%, 2018	1,030,000	1,076,350
El Paso Corp., 8.25%, 2016	925,000	1,005,938
El Paso Corp., 7%, 2017	1,770,000	1,852,326

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
El Paso Corp., 7.75%, 2032	$749,000	$750,739
Enterprise Products Partners LP, FRN, 8.375%, 2066	527,000	536,881
Enterprise Products Partners LP, FRN, 7.034%, 2068	340,000	324,700
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,253,825
MarkWest Energy Partners LP, 6.875%, 2014	925,000	927,313
MarkWest Energy Partners LP, 8.75%, 2018	220,000	236,775

		$10,921,137

Network & Telecom – 3.5%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$1,530,000	$1,384,650
BellSouth Corp., 6.55%, 2034	3,213,000	3,599,553
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,336,500
Cincinnati Bell, Inc., 8.75%, 2018	1,220,000	1,192,550
Citizens Communications Co., 9%, 2031	1,230,000	1,260,750
New Communications Holdings, Inc., 8.25%, 2017 (n)	290,000	309,575
New Communications Holdings, Inc., 8.5%, 2020 (n)	935,000	998,113
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,395,000	1,468,238
Qwest Communications International, Inc., 8%, 2015 (n)	1,480,000	1,576,200
Qwest Communications International, Inc., 7.125%, 2018 (n)	950,000	983,250
Qwest Corp., 8.375%, 2016	457,000	519,838
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,059,849
Telemar Norte Leste S.A., 9.5%, 2019 (n)	875,000	1,082,813
Windstream Corp., 8.625%, 2016	2,445,000	2,548,913
Windstream Corp., 8.125%, 2018 (z)	220,000	223,025

		$19,543,817

Oil Services – 0.6%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$665,000	$573,563
Basic Energy Services, Inc., 7.125%, 2016	335,000	303,175
Edgen Murray Corp., 12.25%, 2015 (n)	360,000	301,500
Expro Finance Luxembourg, 8.5%, 2016 (n)	620,000	605,275
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	1,095,000	1,078,575
Pioneer Drilling Co., 9.875%, 2018 (n)	790,000	793,950

		$3,656,038

Oils – 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$650,000	$585,000

Other Banks & Diversified Financials – 3.6%
Banco Internacional del Peru, 8.5%, to 2020, FRN to 2070 (n)	$249,000	$259,458
Banco PanAmericano S.A., 8.5%, 2020 (n)	665,000	704,900
Banco Votorantim S.A., 7.375%, 2020 (n)	2,292,000	2,377,950
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,957,000	2,021,695
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	2,483,000	2,501,623
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012	875,000	857,573
Capital One Financial Corp., 10.25%, 2039	1,110,000	1,201,575
Citigroup Capital XXI, FRN, 8.3%, 2057	1,655,000	1,704,650
Citigroup, Inc., 6.125%, 2018	1,500,000	1,604,778
Financiera Independencia, 10%, 2015 (n)	394,000	382,180
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,583,000	2,831,898
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,040,000	930,800
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,200,000	1,236,000
UBS AG, 4.875%, 2020	260,000	262,133
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,529,218

		$20,406,431

Pollution Control – 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$625,000	$675,000

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$31,123	$31,037
American Media Operations, Inc., 14%, 2013 (p)(z)	341,130	217,385
McClatchy Co., 11.5%, 2017 (n)	505,000	532,775
Nielsen Finance LLC, 10%, 2014	1,835,000	1,912,988
Nielsen Finance LLC, 11.5%, 2016	725,000	813,813

		$3,507,998

Railroad & Shipping – 0.3%
Kansas City Southern Railway, 8%, 2015	$1,580,000	$1,684,675

Real Estate – 0.8%
CB Richard Ellis Group, Inc., 11.625%, 2017	$365,000	$413,363
Country Garden Holdings Co. Ltd., 11.25%, 2017 (n)	193,000	193,965
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	745,000	729,169
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	2,981,546

		$4,318,043

Retailers – 2.2%
Couche-Tard, Inc., 7.5%, 2013	$715,000	$722,150
Dollar General Corp., 11.875%, 2017 (p)	454,000	525,505
Express Parent LLC, 8.75%, 2018 (n)	550,000	572,000
Home Depot, Inc., 5.875%, 2036	846,000	869,516
Limited Brands, Inc., 6.9%, 2017	630,000	648,900
Limited Brands, Inc., 6.95%, 2033	360,000	321,300
Macy’s, Inc., 5.75%, 2014	925,000	950,438
Macy’s, Inc., 5.9%, 2016	1,080,000	1,107,000
Neiman Marcus Group, Inc., 10.375%, 2015	1,650,000	1,720,125
QVC, Inc., 7.375%, 2020 (n)	1,090,000	1,117,250
Sally Beauty Holdings, Inc., 10.5%, 2016	1,255,000	1,367,950
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,743,919
Toys “R” Us, Inc., 8.5%, 2017 (n)	660,000	694,650

		$12,360,703

Specialty Stores – 0.2%
GSC Holdings Corp., 8%, 2012	$440,000	$452,100
Michaels Stores, Inc., 11.375%, 2016	360,000	386,100
Payless ShoeSource, Inc., 8.25%, 2013	227,000	230,121

		$1,068,321

Steel – 0.5%
CSN Resources S.A., 6.5%, 2020 (z)	$2,778,000	$2,805,780

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031	$983,000	$1,325,433

Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)	$521,000	$542,150
Eurasian Development Bank, 7.375%, 2014 (n)	260,000	277,030
European Investment Bank, 5.125%, 2017	1,500,000	1,714,455

		$2,533,635

Telecommunications - Wireless – 3.6%
Clearwire Corp., 12%, 2015 (n)	$1,925,000	$2,011,625
Cricket Communications, Inc., 7.75%, 2016	735,000	760,725
Crown Castle International Corp., 9%, 2015	2,330,000	2,551,350
Crown Castle International Corp., 7.75%, 2017 (n)	470,000	513,475
Crown Castle International Corp., 7.125%, 2019	370,000	383,875
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	461,583
Digicel Group Ltd., 12%, 2014 (n)	400,000	454,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,165,650
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	941,600

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Globo Communicacoes e Participacoes S.A., 6.25%, 2049 (z)	$322,000	$325,220
Indosat Palapa Co. B.V., 7.375%, 2020 (z)	251,000	262,295
MetroPCS Wireless, Inc., 9.25%, 2014	440,000	459,800
MTS International Funding Ltd., 8.625%, 2020 (z)	388,000	432,310
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	1,055,000	1,166,830
Nextel Communications, Inc., 6.875%, 2013	665,000	661,675
NII Capital Corp., 8.875%, 2019	495,000	524,700
NII Holdings, Inc., 10%, 2016	820,000	906,100
SBA Communications Corp., 8%, 2016	340,000	365,500
SBA Communications Corp., 8.25%, 2019	590,000	646,050
Sprint Capital Corp., 6.875%, 2028	440,000	382,800
Sprint Nextel Corp., 8.375%, 2017	1,745,000	1,823,525
Sprint Nextel Corp., 8.75%, 2032	1,610,000	1,632,138
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,602,000	1,694,115

		$20,526,941

Telephone Services – 0.2%
Frontier Communications Corp., 8.125%, 2018	$985,000	$1,044,100

Tobacco – 0.5%
Alliance One International, Inc., 10%, 2016	$735,000	$759,806
Reynolds American, Inc., 6.75%, 2017	2,016,000	2,227,065

		$2,986,871

Transportation - Services – 1.1%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$250,000	$250,000
Commercial Barge Line Co., 12.5%, 2017	1,445,000	1,551,569
Erac USA Finance Co., 7%, 2037 (n)	878,000	971,606
Hertz Corp., 8.875%, 2014	2,325,000	2,394,750
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	804,938

		$5,972,863

U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds, 5.375%, 2031	$3,386,000	$4,160,548
U.S. Treasury Bonds, 4.5%, 2036 (f)	11,029,000	12,092,262

		$16,252,810

Utilities - Electric Power – 3.4%
AES Corp., 8%, 2017	$2,810,000	$2,982,113
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	877,116
Calpine Corp., 8%, 2016 (n)	940,000	982,300
Calpine Corp., 7.875%, 2020 (z)	435,000	439,350
CenterPoint Energy, Inc., 6.5%, 2018	600,000	675,283
Colbun S.A., 6%, 2020 (n)	997,000	1,043,329
Dynegy Holdings, Inc., 7.5%, 2015	2,085,000	1,662,788
Dynegy Holdings, Inc., 7.75%, 2019	770,000	539,000
Edison Mission Energy, 7%, 2017	2,115,000	1,438,200
Energy Future Holdings Corp., 10%, 2020 (n)	1,370,000	1,376,850
Mirant North America LLC, 7.375%, 2013	1,630,000	1,676,863
NRG Energy, Inc., 7.375%, 2016	1,710,000	1,744,200
System Energy Resources, Inc., 5.129%, 2014 (z)	1,147,839	1,170,761
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,105,000	740,350
Waterford 3 Funding Corp., 8.09%, 2017	1,516,224	1,582,499

		$18,931,002

Total Bonds		$628,931,823

Convertible Bonds – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020	$232,969	$571,438

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – 1.5%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$464,819	$460,461

Automotive – 0.8%
Allison Transmission, Inc., Term Loan B, 3.1%, 2014	$732,229	$683,871
Ford Motor Co., Term Loan B, 3.35%, 2013	3,877,199	3,764,923

		$4,448,794

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.85%, 2014	$205,387	$192,397
Local TV Finance LLC, Term Loan B, 2.32%, 2013	82,760	73,035

		$265,432

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.37%, 2013	$111,772	$97,451
Realogy Corp., Term Loan, 3.34%, 2013	415,153	361,962

		$459,413

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$146,115	$144,060

Gaming & Lodging – 0.1%
MGM Mirage Inc., 7%, 2014	$644,846	$554,478

Utilities - Electric Power – 0.4%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$1,897,154	$1,470,972
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.84%, 2014	1,100,263	848,749

		$2,319,721

Total Floating Rate Loans		$8,652,359

Common Stocks – 0.4%
Automotive – 0.0%
Accuride Corp. (a)	69,490	$82,693

Broadcasting – 0.1%
Dex One Corp. (a)	11,859	$214,885
Supermedia, Inc. (a)	394	8,309

		$223,194

Chemicals – 0.2%
LyondellBasell Industries N.V., “A” (a)	18,958	$341,244
LyondellBasell Industries N.V., “B” (a)	43,532	783,576

		$1,124,820

Construction – 0.1%
Nortek, Inc. (a)	12,082	$483,280

Printing & Publishing – 0.0%
American Media, Inc. (a)	5,455	$33,385
Golden Books Family Entertainment, Inc. (a)	19,975	0

		$33,385

Total Common Stocks		$1,947,372

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Put Options Purchased – 0.0%
JPY Currency - December 2010 @ $0.01	JPY541,200,000	$3,788

Money Market Funds (v) – 2.7%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	15,450,772	$15,450,772

Total Investments		$655,557,552

Other Assets, Less Liabilities – (16.3)%		(91,869,746)

Net Assets – 100.0%		$563,687,806

(a)	Non-income producing security.

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $143,568,619, representing 25.47% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Accuride Corp., 9.5%, 2018	7/22/10 - 7/23/10	$418,847	$428,400
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	22,841	31,037
American Media Operations, Inc., 14%, 2013	1/29/09 - 5/01/10	222,549	217,385
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	243,234	250,000
Amsted Industries, Inc., 8.125%, 2018	7/12/10 - 7/29/10	541,759	543,250
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045	9/21/04	1,754,376	130,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040	3/01/06	3,072,035	1,293,941
Berau Capital Resources, 12.5%, 2015	7/26/10	243,215	247,808
Braskem S.A., 7%, 2020	7/21/10	1,368,729	1,370,570
CSN Resources S.A., 6.5%, 2020	7/14/10	2,752,941	2,805,780
Calpine Corp., 7.875%, 2020	7/20/10	431,291	439,350
Corporacion GEO S.A.B. de C.V., 9.25%, 2020	6/25/10	371,034	408,103
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,901,566	1,973,207
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10 - 7/08/10	732,945	729,169
Entravision Communications Corp., 8.75%, 2017	7/22/10	296,172	303,000
Falcon Franchise Loan LLC, FRN, 3.277%, 2025	1/29/03	532,254	424,903
GMAC LLC, FRN, 6.02%, 2033	11/17/00	2,088,003	2,491,825
GOL Finance LLP, 9.25%, 2020	7/13/10	559,966	576,113
Globo Communicacoes e Participacoes S.A., 6.25%, 2049	4/14/10	322,000	325,220
Indosat Palapa Co. B.V., 7.375%, 2020	7/22/10	249,691	262,295
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	700,000	740,250
Interactive Data Corp., 10.25%, 2018	7/20/10	379,809	388,125
Local TV Finance LLC, 10%, 2015	11/09/07 - 5/31/10	685,841	601,209
MTS International Funding Ltd., 8.625%, 2020	6/15/10	388,000	432,310
Morgan Stanley Capital I, Inc., FRN, 1.242%, 2039	7/20/04	202,939	413,209
Myriad International Holdings B.V., 6.375%, 2017	7/22/10	1,181,000	1,213,478
NXP B.V., 9.75%, 2018	7/13/10	107,000	112,618
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	379,682	326,138
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	2,490,000	2,487,587
Petroleos Mexicanos, 5.5%, 2021	7/13/10	984,190	1,022,826
Prudential Securities Secured Financing Corp., FRN, 7.274%, 2013	12/06/04	2,678,585	2,499,391
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	1,528,527	1,541,232

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10	$266,325	$264,669
State Bank of India, 4.5%, 2015	7/22/10	1,193,513	1,213,040
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,147,839	1,170,761
VEB Finance Ltd., 6.902%, 2020	7/01/10	1,384,000	1,462,196
Waha Aerospace B.V., 3.925%, 2020	7/21/10	1,457,000	1,461,954
Windstream Corp., 8.125%, 2018	7/12/10	218,351	223,025
Wynn Las Vegas LLC, 7.75%, 2020	7/21/10	495,000	501,806

Total Restricted Securities			$33,327,180
% of Net Assets			5.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/10 - continued

The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,430,707	$483,280	$33,385	$1,947,372
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	16,252,810	—	16,252,810
Non-U.S. Sovereign Debt	—	134,526,668	—	134,526,668
Corporate Bonds	—	352,553,334	0	352,553,334
Residential Mortgage-Backed Securities	—	1,844,347	—	1,844,347
Commercial Mortgage-Backed Securities	—	31,360,037	—	31,360,037
Asset-Backed Securities (including CDOs)	—	1,525,691	—	1,525,691
Foreign Bonds	—	91,440,374	—	91,440,374
Floating Rate Loans	—	8,652,359	—	8,652,359
Purchased Currency Options	—	3,788	—	3,788
Mutual Funds	15,450,772	—	—	15,450,772

Total Investments	$16,881,479	$638,642,688	$33,385	$655,557,552

Other Financial Instruments
Futures	$(1,682,349)	$—	$—	$(1,682,349)
Forward Currency Contracts	—	(1,743,258)	—	(1,743,258)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 4/30/10	$7,310	$—	$7,310
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	26,075	(2,150)	23,925
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	2,150	2,150

Balance as of 7/31/10	$33,385	$0	$33,385

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at July 31, 2010 is $23,925.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$623,176,054

Gross unrealized appreciation	$49,849,199
Gross unrealized depreciation	(17,467,701)

Net unrealized appreciation (depreciation)	$32,381,498

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	2,000	10/12/10	$1,699	$1,795	$96
BUY	CAD	Barclays Bank PLC	1,443,000	08/09/10	1,383,310	1,403,528	20,218
BUY	CAD	UBS AG	395,580	08/06/10	378,288	384,773	6,485
BUY	CNY	HSBC Bank	18,727,000	09/03/10	2,746,096	2,763,725	17,629
SELL	CNY	JPMorgan Chase Bank	18,313,000	09/03/10	2,711,029	2,702,627	8,402
BUY	EUR	Goldman Sachs International	170,847	10/12/10	217,358	222,614	5,256
BUY	EUR	UBS AG	215,000	09/14/10	264,601	280,167	15,566
SELL	GBP	Deutsche Bank AG	1,018,551	10/12/10	1,625,373	1,597,751	27,622
BUY	IDR	JPMorgan Chase Bank	25,058,224,000	08/31/10	2,747,612	2,787,329	39,717
BUY	INR	HSBC Bank	131,738,000	09/29/10	2,806,519	2,814,180	7,661
BUY	JPY	Barclays Bank PLC	216,532,000	10/12/10	2,478,606	2,507,855	29,249
BUY	JPY	UBS AG	241,016,000	09/14/10	2,642,314	2,790,688	148,374
BUY	MXN	HSBC Bank	35,116,000	08/06/10	2,690,881	2,773,618	82,737
SELL	MXN	Goldman Sachs International	33,000	08/03/10	2,612	2,608	4
BUY	PHP	Deutsche Bank AG	125,948,000	09/23/10	2,696,959	2,749,965	53,006
BUY	SEK	Deutsche Bank AG	18,951,105	10/12/10	2,516,480	2,623,303	106,823
BUY	TRY	JPMorgan Chase Bank	4,238,000	08/11/10	2,657,803	2,807,537	149,734
BUY	TWD	JPMorgan Chase Bank	86,516,000	09/28/10	2,706,162	2,706,828	666
BUY	ZAR	HSBC Bank	20,910,000	08/11/10	2,694,240	2,862,284	168,044

							$887,289

Liability Derivatives
BUY	CNY	Deutsche Bank AG	6,082,000	04/18/11	$919,009	$902,736	$(16,273)
BUY	CNY	HSBC Bank	12,127,000	04/18/11	1,831,320	1,799,981	(31,339)
SELL	EUR	HSBC Bank	2,205,834	09/15/10	2,677,000	2,874,421	(197,421)
SELL	EUR	UBS AG	19,949,044	09/15/10	24,063,611	25,995,594	(1,931,983)
SELL	GBP	Barclays Bank PLC	1,018,551	10/12/10	1,545,600	1,597,750	(52,150)
SELL	IDR	JPMorgan Chase Bank	12,523,455,000	10/15/10	1,369,881	1,382,376	(12,495)
SELL	JPY	HSBC Bank	243,232,416	09/15/10	2,751,000	2,816,377	(65,377)
SELL	JPY	JPMorgan Chase Bank	1,262,840,370	10/12/10	14,425,867	14,626,106	(200,239)
SELL	JPY	Merrill Lynch International Bank	179,255,486	10/12/10	2,046,015	2,076,121	(30,106)
BUY	MXN	Goldman Sachs International	33,000	11/03/10	2,587	2,582	(5)
BUY	MXN	Merrill Lynch International Bank	17,090,000	08/03/10	1,384,254	1,350,268	(33,986)
SELL	MXN	HSBC Bank	17,057,000	08/03/10	1,288,488	1,347,661	(59,173)

							$(2,630,547)

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	59,058,563	September - 2010	($1,682,349)

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,196,961	157,306,173	(157,052,362)	15,450,772

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,522	$15,450,772

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2010, are as follows:

United States	59.1%
Brazil	3.6%
Indonesia	2.9%
Japan	2.6%
Mexico	2.5%
Russia	2.2%
United Kingdom	2.1%
Netherlands	1.8%
Canada	1.7%
Other Countries	21.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.